UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	1/31/19

Item 1. Schedule of Investments.

Invesco Asia Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
APG-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments
January 31, 2019
(Unaudited)
Shares		Value
Common Stock & Other Equity Interests–88.32%
Australia–9.28%
Amcor Ltd.	1,548,815	$15,390,649
Brambles Ltd.	1,650,301	12,780,734
Computershare Ltd.	588,338	7,612,877
CSL Ltd.	75,544	10,733,535
Tassal Group Ltd.	2,140,996	6,785,425
Trade Me Group Ltd.	4,055,038	17,744,596
		71,047,816
China–18.25%
Baidu, Inc., ADR(a)	44,565	7,693,256
China Mengniu Dairy Co. Ltd.(a)	6,024,000	18,615,931
China Mobile Ltd.	721,000	7,579,792
Henan Shuanghui Investment & Development Co., Ltd., Class A	3,714,784	13,849,765
Industrial & Commercial Bank of China Ltd., Class H	10,736,000	8,381,804
Kweichow Moutai Co., Ltd., Class A	140,427	14,661,535
Lee & Man Paper Manufacturing Ltd.	5,751,000	5,123,726
Minth Group Ltd.	1,286,000	4,473,955
New Oriental Education & Technology Group, Inc., ADR(a)	104,726	8,068,091
Sunny Optical Technology Group Co., Ltd.	1,459,000	14,669,866
Weibo Corp., ADR(a)	144,263	8,750,994
Wuliangye Yibin Co., Ltd., Class A	1,920,860	17,273,560
Yum China Holdings, Inc.	293,157	10,685,573
		139,827,848
Hong Kong–16.09%
CK Asset Holdings Ltd.	4,200,160	35,630,185
CK Hutchison Holdings Ltd.	1,357,160	13,791,105
Galaxy Entertainment Group Ltd.	2,516,000	17,706,063
Hongkong Land Holdings Ltd.	3,607,400	25,904,036
Swire Properties Ltd.	7,718,200	30,235,522
		123,266,911
Indonesia–11.15%
PT Bank Central Asia Tbk	15,232,500	30,715,741
PT Bank Mandiri Persero Tbk	39,836,700	21,240,538
PT Pakuwon Jati Tbk	262,594,600	12,215,887
PT Telekomunikasi Indonesia Persero Tbk	76,211,200	21,232,715
		85,404,881
Malaysia–5.87%
Bursa Malaysia Bhd.	9,963,950	17,841,211
Shares		Value
Malaysia–(continued)
Public Bank Bhd.	4,480,000	$27,126,407
		44,967,618
Philippines–3.28%
Metro Pacific Investments Corp.	84,677,300	7,897,365
SM Investments Corp.	537,066	10,203,326
SM Prime Holdings Inc.	9,593,000	7,013,880
		25,114,571
Singapore–7.29%
Keppel REIT	31,406,400	27,554,672
United Overseas Bank Ltd.	1,509,400	28,288,384
		55,843,056
South Korea–4.71%
NAVER Corp.	86,886	10,620,138
Samsung Electronics Co., Ltd.	608,392	25,420,414
		36,040,552
Taiwan–2.73%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,818,464	20,887,153
Thailand–3.67%
Kasikornbank PCL	3,431,300	22,232,103
Thai Stanley Electric PCL	818,700	5,869,850
		28,101,953
United States–4.68%
Broadcom, Inc.	133,730	35,873,072
Vietnam–1.32%
Vietnam Dairy Products JSC	1,743,492	10,145,757
Total Common Stock & Other Equity Interests (Cost $477,569,318)		676,521,188

Money Market Funds–11.59%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(b)	31,475,532	31,475,532
Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(b)	21,329,287	21,333,552
Invesco Treasury Portfolio, Institutional Class, 2.29%(b)	35,972,036	35,972,036
Total Money Market Funds (Cost $88,778,637)		88,781,120
TOTAL INVESTMENTS IN SECURITIES—99.91% (Cost $566,347,955)		765,302,308
OTHER ASSETS LESS LIABILITIES–0.09%		707,336
NET ASSETS–100.00%		$766,009,644
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Asia Pacific Growth Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Asia Pacific Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$24,530,021	$46,517,795	$—	$71,047,816
China	89,411,125	50,416,723	—	139,827,848
Hong Kong	—	123,266,911	—	123,266,911
Indonesia	64,172,166	21,232,715	—	85,404,881
Malaysia	—	44,967,618	—	44,967,618
Philippines	25,114,571	—	—	25,114,571
Singapore	—	55,843,056	—	55,843,056
South Korea	10,620,138	25,420,414	—	36,040,552
Taiwan	—	20,887,153	—	20,887,153
Thailand	5,869,850	22,232,103	—	28,101,953
United States	35,873,072	—	—	35,873,072
Vietnam	10,145,757	—	—	10,145,757
Money Market Funds	88,781,120	—	—	88,781,120
Total Investments	$354,517,820	$410,784,488	$—	$765,302,308
Invesco Asia Pacific Growth Fund

Invesco European Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
EGR-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.65%
Denmark–1.86%
Carlsberg A/S, Class B	216,274	$24,740,435
France–13.62%
Bollore S.A.	6,782,063	28,010,791
Criteo S.A., ADR(a)	508,344	12,657,766
EssilorLuxottica S.A.	132,986	16,842,669
Kaufman & Broad S.A.	314,625	12,690,616
Metropole Television S.A.	730,831	11,167,393
Pernod Ricard S.A.	77,151	12,804,515
Schneider Electric S.E.	318,467	22,688,990
Societe BIC S.A.	126,757	12,712,835
Vicat S.A.	236,328	11,820,890
Vinci S.A.	329,162	29,018,590
Vivendi S.A.	417,414	10,641,649
		181,056,704
Germany–12.29%
Allianz S.E.	126,819	26,842,427
Deutsche Boerse AG	295,470	39,315,149
GEA Group AG	462,279	12,709,566
MorphoSys AG(a)	338,839	36,498,375
MTU Aero Engines AG	129,321	27,857,507
SAP S.E.	194,619	20,104,164
		163,327,188
Hungary–1.39%
Richter Gedeon Nyrt	869,476	18,522,126
Ireland–2.49%
Origin Enterprises PLC	3,142,459	20,528,889
Paddy Power Betfair PLC	152,712	12,548,604
		33,077,493
Israel–2.33%
Israel Discount Bank Ltd., Class A	8,737,797	30,890,275
Italy–5.04%
Danieli & C. Officine Meccaniche S.p.A., Savings Shares	1,138,513	18,478,546
FinecoBank Banca Fineco S.p.A.	1,711,839	18,590,504
Intesa Sanpaolo S.p.A.	4,192,085	9,571,566
Mediobanca Banca di Credito Finanziario S.p.A.	2,342,438	20,366,042
		67,006,658
Netherlands–4.12%
Aalberts Industries N.V.	223,332	7,844,793
ING Groep N.V.	1,356,777	16,067,692
Wolters Kluwer N.V.	495,971	30,882,237
		54,794,722
Shares		Value
Russia–5.37%
Sberbank of Russia PJSC, Preference Shares	25,089,879	$71,431,513
Spain–1.62%
Construcciones y Auxiliar de Ferrocarriles S.A.	479,029	21,575,462
Sweden–2.57%
Investor AB, Class B	777,427	34,149,016
Switzerland–8.59%
Cie Financiere Richemont S.A.	342,283	23,614,724
Julius Baer Group Ltd.	432,789	17,392,451
Kuehne + Nagel International AG	113,703	15,394,584
Novartis AG	291,721	25,459,600
OC Oerlikon Corp. AG	1,506,495	19,480,325
Tecan Group AG	63,415	12,792,045
		114,133,729
Turkey–4.60%
Haci Omer Sabanci Holding A.S.	21,181,115	38,476,903
Tupras-Turkiye Petrol Rafinerileri A.S.	841,052	22,627,085
		61,103,988
United Kingdom–25.79%
British American Tobacco PLC	591,398	20,842,446
Compass Group PLC	876,731	18,749,441
DCC PLC	681,736	55,661,736
Hays PLC	11,177,625	22,093,471
HomeServe PLC	1,851,814	22,916,085
IG Group Holdings PLC	2,357,021	19,630,815
Informa PLC	2,403,407	21,322,203
John Wood Group PLC	2,790,058	19,804,879
Jupiter Fund Management PLC	2,738,160	11,780,537
Micro Focus International PLC	607,551	11,586,642
Reckitt Benckiser Group PLC	262,297	20,170,394
RELX PLC	1,200,724	26,560,161
Savills PLC	2,060,016	22,479,937
Standard Life Aberdeen PLC	4,392,879	14,499,310
TechnipFMC PLC	583,909	13,560,659
Ultra Electronics Holdings PLC	1,258,519	21,194,636
		342,853,352
United States–1.97%
Philip Morris International, Inc.	341,085	26,168,041
Total Common Stocks & Other Equity Interests (Cost $1,050,010,686)		1,244,830,702

Money Market Funds–6.03%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(b)	28,051,496	28,051,496
See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

Shares		Value

Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(b)	20,037,444	$20,041,451
Invesco Treasury Portfolio, Institutional Class, 2.29%(b)	32,058,853	32,058,853
Total Money Market Funds (Cost $80,149,566)		80,151,800
TOTAL INVESTMENTS IN SECURITIES—99.68% (Cost $1,130,160,252)		1,324,982,502
OTHER ASSETS LESS LIABILITIES–0.32%		4,260,221
NET ASSETS–100.00%		$1,329,242,723
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes toSchedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco European Growth Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco European Growth Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Denmark	$—	$24,740,435	$—	$24,740,435
France	77,983,849	103,072,855	—	181,056,704
Germany	126,828,813	36,498,375	—	163,327,188
Hungary	18,522,126	—	—	18,522,126
Ireland	12,548,604	20,528,889	—	33,077,493
Israel	—	30,890,275	—	30,890,275
Italy	67,006,658	—	—	67,006,658
Netherlands	30,882,237	23,912,485	—	54,794,722
Russia	71,431,513	—	—	71,431,513
Spain	21,575,462	—	—	21,575,462
Sweden	—	34,149,016	—	34,149,016
Switzerland	12,792,045	101,341,684	—	114,133,729
Turkey	22,627,085	38,476,903	—	61,103,988
United Kingdom	319,486,173	23,367,179	—	342,853,352
United States	26,168,041	—	—	26,168,041
Money Market Funds	80,151,800	—	—	80,151,800
Total Investments	$888,004,406	$436,978,096	$—	$1,324,982,502
Invesco European Growth Fund

Invesco Global Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
GLG-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments
January 31, 2019
(Unaudited)
Shares		Value
Common Stock & Other Equity Interests–96.50%
Australia–1.68%
Amcor Ltd.	581,885	$5,782,219
CSL Ltd.	27,597	3,921,071
		9,703,290
Brazil–2.49%
B3 S.A.–Brasil, Bolsa, Balcao	802,831	6,927,257
Banco Bradesco S.A., ADR	602,056	7,477,536
		14,404,793
Canada–5.02%
CGI Group Inc., Class A(a)	136,943	9,053,798
Open Text Corp.	170,884	6,074,806
Peyto Exploration & Development Corp.	698,234	3,592,269
PrairieSky Royalty Ltd.	413,317	5,970,362
Suncor Energy, Inc.	134,924	4,351,824
		29,043,059
China–7.08%
Alibaba Group Holding Ltd., ADR(a)	44,561	7,508,083
Baidu, Inc., ADR(a)	30,208	5,214,807
Henan Shuanghui Investment & Development Co., Ltd., Class A	1,140,135	4,250,746
Kweichow Moutai Co., Ltd., Class A	79,190	8,267,975
New Oriental Education & Technology Group, Inc., ADR(a)	74,282	5,722,685
Wuliangye Yibin Co., Ltd., Class A	584,684	5,257,840
Yum China Holdings, Inc.	129,215	4,709,887
		40,932,023
Denmark–1.10%
Carlsberg A/S, Class B	55,739	6,376,204
France–3.96%
Criteo S.A., ADR(a)	187,123	4,659,363
Pernod Ricard S.A.	33,785	5,607,193
Schneider Electric S.E.	92,181	6,567,380
Vivendi S.A.	238,038	6,068,595
		22,902,531
Germany–3.07%
Deutsche Boerse AG	69,208	9,208,795
GEA Group AG	118,131	3,247,809
SAP S.E.	51,420	5,311,692
		17,768,296
Indonesia–1.34%
PT Bank Mandiri Persero Tbk	14,573,100	7,770,234
Ireland–0.88%
Paddy Power Betfair PLC	62,050	5,098,754
Shares		Value
Israel–1.21%
Check Point Software Technologies Ltd.(a)	62,594	$7,005,520
Italy–2.33%
FinecoBank Banca Fineco S.p.A.	694,663	7,544,013
Mediobanca Banca di Credito Finanziario S.p.A.	683,727	5,944,581
		13,488,594
Japan–5.58%
Asahi Group Holdings, Ltd.	177,500	7,406,357
FANUC Corp.	47,400	7,989,571
Hoya Corp.	162,900	9,418,813
Keyence Corp.	14,500	7,436,034
		32,250,775
Mexico–1.42%
Fomento Economico Mexicano, S.A.B. de C.V., ADR	90,437	8,231,576
South Korea–1.02%
NAVER Corp.	48,158	5,886,387
Spain–1.13%
Amadeus IT Group S.A.	89,965	6,536,783
Switzerland–1.82%
Cie Financiere Richemont S.A.	86,947	5,998,631
Julius Baer Group Ltd.(a)	112,132	4,506,238
		10,504,869
Taiwan–1.49%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,159,428	8,592,322
Turkey–0.34%
Akbank T.A.S.	1,427,554	1,956,216
United Kingdom–5.69%
British American Tobacco PLC	151,430	5,336,798
Clinigen Group PLC	275,701	2,882,025
Compass Group PLC	251,749	5,383,810
Reckitt Benckiser Group PLC	85,988	6,612,397
RELX PLC	321,919	7,120,887
TechnipFMC PLC	240,361	5,582,126
		32,918,043
United States–47.85%
Advance Auto Parts, Inc.	46,204	7,355,677
Alphabet, Inc., Class A(a)	8,092	9,110,702
Alphabet, Inc., Class C(a)	7,922	8,843,883
Aon PLC	43,764	6,837,250
Apple, Inc.	70,071	11,662,617
Aptiv PLC	79,772	6,312,358
See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Shares		Value
United States–(continued)
Baxter International Inc.	81,305	$5,893,799
BB&T Corp.	151,458	7,391,150
Booking Holdings, Inc.(a)	4,722	8,654,529
Broadcom, Inc.	42,783	11,476,540
Celgene Corp.(a)	63,596	5,625,702
Cisco Systems, Inc.	177,534	8,395,583
Comcast Corp., Class A	264,278	9,664,646
Dollar General Corp.	50,418	5,819,750
Dril-Quip, Inc.(a)	186,041	6,965,375
eBay, Inc.(a)	149,255	5,022,431
Elanco Animal Health Inc.(a)	87,010	2,538,952
Expedia Group, Inc.	61,204	7,298,577
Facebook, Inc., Class A(a)	29,651	4,942,525
Gilead Sciences, Inc.	64,014	4,481,620
IHS Markit Ltd.(a)	167,290	8,685,697
Intercontinental Exchange, Inc.	54,286	4,166,993
JPMorgan Chase & Co.	73,844	7,642,854
Kansas City Southern	88,902	9,401,386
Las Vegas Sands Corp.	168,699	9,845,274
LogMeIn, Inc.	82,003	7,627,919
Microsoft Corp.	71,920	7,510,606
Mondelez International, Inc., Class A	193,416	8,947,424
NCR Corp.(a)	178,978	4,787,662
Newell Brands, Inc.	210,763	4,470,283
Shares		Value
United States–(continued)
Nielsen Holdings PLC	176,969	$4,544,564
Occidental Petroleum Corp.	63,836	4,262,968
PayPal Holdings, Inc.(a)	107,822	9,570,281
Philip Morris International, Inc.	128,432	9,853,303
PTC, Inc.(a)	93,329	7,913,366
Sabre Corp.	306,199	7,036,453
Schlumberger Ltd.	103,377	4,570,297
Stamps.com, Inc.(a)	16,970	3,157,778
Versum Materials, Inc.	229,652	8,444,304
		276,733,078
Total Common Stock & Other Equity Interests (Cost $454,325,177)		558,103,347

Money Market Funds–2.99%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(b)	6,053,231	6,053,231
Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(b)	4,322,588	4,323,453
Invesco Treasury Portfolio, Institutional Class, 2.29%(b)	6,917,978	6,917,978
Total Money Market Funds (Cost $17,293,847)		17,294,662
TOTAL INVESTMENTS IN SECURITIES—99.49% (Cost $471,619,024)		575,398,009
OTHER ASSETS LESS LIABILITIES–0.51%		2,939,465
NET ASSETS–100.00%		$578,337,474
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Global Growth Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Global Growth Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$9,703,290	$—	$9,703,290
Brazil	14,404,793	—	—	14,404,793
Canada	29,043,059	—	—	29,043,059
China	32,664,048	8,267,975	—	40,932,023
Denmark	—	6,376,204	—	6,376,204
France	10,266,556	12,635,975	—	22,902,531
Germany	17,768,296	—	—	17,768,296
Indonesia	7,770,234	—	—	7,770,234
Ireland	5,098,754	—	—	5,098,754
Israel	7,005,520	—	—	7,005,520
Italy	13,488,594	—	—	13,488,594
Japan	32,250,775	—	—	32,250,775
Mexico	8,231,576	—	—	8,231,576
South Korea	5,886,387	—	—	5,886,387
Spain	6,536,783	—	—	6,536,783
Switzerland	—	10,504,869	—	10,504,869
Taiwan	—	8,592,322	—	8,592,322
Turkey	1,956,216	—	—	1,956,216
United Kingdom	32,918,043	—	—	32,918,043
United States	276,733,078	—	—	276,733,078
Money Market Funds	17,294,662	—	—	17,294,662
Total Investments	$519,317,374	$56,080,635	$—	$575,398,009
Invesco Global Growth Fund

Invesco Global Opportunities Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
GLOPP-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments
January 31, 2019
(Unaudited)
Shares		Value
Common Stock & Other Equity Interests–101.06%
Brazil–2.83%
EZ Tec Empreendimentos e Participacoes S.A.	77,179	$585,952
Telefonica Brasil S.A., Preference Shares	39,900	532,664
		1,118,616
Canada–4.21%
Canadian Natural Resources Ltd.	43,113	1,157,270
PrairieSky Royalty Ltd.	35,395	511,281
		1,668,551
China–3.62%
Tencent Holdings Ltd.	31,900	1,435,271
Germany–10.77%
Bayer AG	36,639	2,776,228
Volkswagen AG, Preference Shares	8,737	1,486,255
		4,262,483
Hong Kong–4.17%
Standard Chartered PLC	201,064	1,651,373
Mexico–2.62%
Fibra Uno Administracion S.A. de C.V.	753,900	1,036,096
Russia–3.14%
Sberbank of Russia PJSC, ADR	91,613	1,243,647
South Korea–2.06%
Samsung Electronics Co., Ltd.	19,547	816,731
Spain–6.20%
Banco Santander S.A.	286,105	1,353,129
Industria de Diseno Textil, S.A.	39,536	1,101,908
		2,455,037
Sweden–4.13%
Autoliv, Inc.	20,461	1,633,811
Shares		Value
Taiwan–3.29%
Taiwan Semiconductor Manufacturing Co. Ltd.	176,000	$1,304,306
United Arab Emirates–1.27%
Borr Drilling Ltd.(a)	196,106	502,243
United Kingdom–22.79%
Barclays PLC	267,922	555,855
Essentra PLC	233,173	1,140,744
Melrose Industries PLC	584,923	1,296,893
Rolls-Royce Holdings PLC(a)	243,566	2,829,443
Royal Dutch Shell PLC, Class A	37,462	1,161,163
Tesco PLC	467,181	1,367,055
Thomas Cook Group PLC	1,480,254	672,924
		9,024,077
United States–29.96%
American Express Co.	7,130	732,251
AO Smith Corp.	17,341	829,940
Baker Hughes, a GE Co.	63,552	1,497,921
Berkshire Hathaway, Inc., Class B(a)	3,061	629,158
Citigroup, Inc.	17,882	1,152,674
First Republic Bank	10,874	1,050,754
JPMorgan Chase & Co.	5,854	605,889
Las Vegas Sands Corp.	19,031	1,110,649
Markel Corp.(a)	888	935,517
National Oilwell Varco, Inc.	40,571	1,196,033
Texas Instruments, Inc.	11,644	1,172,318
United Technologies Corp.	8,053	950,818
		11,863,922
Total Common Stock & Other Equity Interests (Cost $41,963,580)		40,016,164
TOTAL INVESTMENTS IN SECURITIES—101.06% (Cost $41,963,580)		40,016,164
OTHER ASSETS LESS LIABILITIES–(1.06)%		(420,655)
NET ASSETS–100.00%		$39,595,509
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Global Opportunities Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Global Opportunities Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$1,118,616	$—	$—	$1,118,616
Canada	1,668,551	—	—	1,668,551
China	—	1,435,271	—	1,435,271
Germany	4,262,483	—	—	4,262,483
Hong Kong	1,651,373	—	—	1,651,373
Mexico	1,036,096	—	—	1,036,096
Russia	1,243,647	—	—	1,243,647
South Korea	—	816,731	—	816,731
Spain	2,455,037	—	—	2,455,037
Sweden	1,633,811	—	—	1,633,811
Taiwan	—	1,304,306	—	1,304,306
United Arab Emirates	502,243	—	—	502,243
United Kingdom	4,897,741	4,126,336	—	9,024,077
United States	11,863,922	—	—	11,863,922
Total Investments	$32,333,520	$7,682,644	$—	$40,016,164
Invesco Global Opportunities Fund

Invesco Global Responsibility Equity Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
GLRE-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments
January 31, 2019
(Unaudited)
Shares		Value
Common Stock & Other Equity Interests–97.44%
Australia–0.55%
BlueScope Steel Ltd.	2,621	$23,812
Incitec Pivot Ltd.	9,756	23,517
		47,329
Canada–7.12%
CGI Group Inc., Class A(a)	3,014	199,266
Gildan Activewear Inc.	2,330	78,858
Manulife Financial Corp.	9,683	155,568
Toronto-Dominion Bank (The)	3,228	181,797
		615,489
Denmark–2.28%
Vestas Wind Systems A/S	2,384	196,644
France–5.96%
Kering S.A.	130	65,340
L’Oreal S.A.	924	222,606
Peugeot S.A.	8,987	226,759
		514,705
Germany–0.85%
HOCHTIEF AG	495	73,938
Ireland–1.90%
AerCap Holdings N.V.(a)	3,483	164,607
Japan–9.26%
AGC Inc.	5,700	192,835
Astellas Pharma Inc.	6,500	96,046
Dai Nippon Printing Co., Ltd.	9,500	219,435
Konica Minolta Inc.	18,900	189,651
Nippon Telegraph & Telephone Corp.	500	21,441
Seino Holdings Co., Ltd.	4,500	61,969
Sumitomo Chemical Co., Ltd.	3,500	18,187
		799,564
Singapore–0.50%
Yangzijiang Shipbuilding Holdings Ltd.	41,500	43,250
Sweden–2.98%
Loomis AB, Class B	477	17,115
Sandvik AB	12,195	194,482
Securitas AB, Class B	2,864	46,063
		257,660
Switzerland–2.54%
Roche Holding AG	835	219,151
United Kingdom–7.52%
Auto Trader Group PLC, REGS(b)	3,957	23,718
Coca-Cola European Partners PLC	433	20,602
Shares		Value
United Kingdom–(continued)
GlaxoSmithKline PLC	8,509	$165,302
Hikma Pharmaceuticals PLC	8,337	176,105
Pearson PLC	18,024	214,181
Tate & Lyle PLC	2,439	22,003
Unilever N.V.	513	27,389
		649,300
United States–55.98%
AbbVie, Inc.	2,048	164,434
Aflac, Inc.	4,662	222,377
AMETEK, Inc.	1,034	75,379
Athene Holding Ltd., Class A(a)	4,946	212,183
Biogen, Inc.(a)	660	220,295
Capital One Financial Corp.	2,156	173,752
CF Industries Holdings, Inc.	4,804	209,695
Citrix Systems, Inc.	2,053	210,515
Discovery, Inc., Class C(a)	1,943	51,781
Endo International PLC(a)	3,800	37,050
Fifth Third Bancorp	6,562	175,993
Fortinet, Inc.(a)	684	52,374
General Motors Co.	1,669	65,124
Gilead Sciences, Inc.	1,792	125,458
HCA Healthcare, Inc.	1,541	214,862
Herbalife Nutrition Ltd.(a)	2,701	161,250
Host Hotels & Resorts Inc.	6,718	121,327
HP, Inc.	9,738	214,528
Intel Corp.	4,739	223,302
JPMorgan Chase & Co.	1,266	131,031
Kohl’s Corp.	2,931	201,330
Liberty Expedia Holdings, Inc., Series A(a)	4,678	191,751
LyondellBasell Industries N.V., Class A	1,488	129,411
Macy’s, Inc.	6,009	158,037
Mallinckrodt PLC(a)	1,148	25,095
Mastercard, Inc., Class A	123	25,969
Micron Technology, Inc.(a)	2,155	82,364
NetApp, Inc.	2,110	134,555
Newmont Mining Corp.	802	27,356
Santander Consumer USA Holdings, Inc.	9,477	180,632
Seagate Technology PLC	1,930	85,460
Simon Property Group, Inc.	328	59,735
SunTrust Banks, Inc.	1,132	67,263
TEGNA Inc.	4,668	54,802
Tenet Healthcare Corp.(a)	791	17,394
VF Corp.	1,339	112,704
Voya Financial, Inc.	4,718	219,057
		4,835,625
Total Common Stock & Other Equity Interests (Cost $8,635,585)		8,417,262
See accompanying notes which are an integral part of this schedule.
Invesco Global Responsibility Equity Fund

Shares		Value

Money Market Funds–1.25%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(c)	37,939	$37,939
Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(c)	27,097	27,102
Invesco Treasury Portfolio, Institutional Class, 2.29%(c)	43,359	43,359
Total Money Market Funds (Cost $108,397)		108,400
TOTAL INVESTMENTS IN SECURITIES—98.69% (Cost $8,743,982)		8,525,662
OTHER ASSETS LESS LIABILITIES–1.31%		112,735
NET ASSETS–100.00%		$8,638,397
Investment Abbreviations:
REGS	– Regulation S
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2019 represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Global Responsibility Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Global Responsibility Equity Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Global Responsibility Equity Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$47,329	$—	$47,329
Canada	615,489	—	—	615,489
Denmark	196,644	—	—	196,644
France	—	514,705	—	514,705
Germany	73,938	—	—	73,938
Ireland	164,607	—	—	164,607
Japan	799,564	—	—	799,564
Singapore	—	43,250	—	43,250
Sweden	194,482	63,178	—	257,660
Switzerland	219,151	—	—	219,151
United Kingdom	483,998	165,302	—	649,300
United States	4,835,625	—	—	4,835,625
Money Market Funds	108,400	—	—	108,400
Total Investments	$7,691,898	$833,764	$—	$8,525,662
Invesco Global Responsibility Equity Fund

Invesco Global Small & Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
GSMG-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments
January 31, 2019
(Unaudited)
Shares		Value
Common Stock & Other Equity Interests–96.32%
Australia–0.78%
Computershare Ltd.	268,594	$3,475,507
Brazil–4.56%
B3 S.A.–Brasil, Bolsa, Balcao	1,152,900	9,947,840
Kroton Educacional S.A.	1,129,401	3,539,442
Multiplan Empreendimentos Imobiliarios S.A.	509,571	3,636,799
Raia Drogasil S.A.	182,700	3,105,780
		20,229,861
Canada–8.44%
Celestica Inc.(a)	736,000	7,315,469
Fairfax Financial Holdings Ltd.	20,671	9,778,196
Onex Corp.	167,223	9,453,422
Open Text Corp.	133,620	4,750,097
Peyto Exploration & Development Corp.	634,158	3,262,611
Trican Well Service Ltd.(a)	2,802,736	2,836,972
		37,396,767
China–2.37%
Henan Shuanghui Investment & Development Co., Ltd., Class A	2,004,087	7,471,803
Lee & Man Paper Manufacturing Ltd.	3,411,000	3,038,955
		10,510,758
Colombia–0.61%
Gran Tierra Energy Inc.(a)	1,149,433	2,703,107
France–2.32%
Bollore S.A.	1,559,165	6,439,552
Societe BIC S.A.	38,200	3,831,191
		10,270,743
Germany–7.08%
Deutsche Boerse AG	82,208	10,938,572
MorphoSys AG(a)	122,264	13,169,787
MTU Aero Engines AG	33,700	7,259,439
		31,367,798
Hong Kong–2.43%
Hongkong Land Holdings Ltd.	1,497,100	10,750,383
Hungary–1.27%
Richter Gedeon Nyrt	263,789	5,619,399
Ireland–1.55%
Origin Enterprises PLC	1,050,254	6,861,044
Israel–2.23%
Israel Discount Bank Ltd., Class A	2,798,000	9,891,622
Shares		Value
Japan–1.51%
Nabtesco Corp.	254,500	$6,698,660
Mexico–1.37%
Grupo Aeroportuario del Pacifico, S.A.B. de C.V., Class B	673,600	6,061,334
Romania–1.09%
Fondul Proprietatea S.A.	24,772,980	4,819,588
Switzerland–0.95%
Tecan Group AG	20,973	4,230,664
Turkey–3.85%
Haci Omer Sabanci Holding A.S.	4,018,738	7,300,305
Tupras-Turkiye Petrol Rafinerileri A.S.	363,635	9,782,986
		17,083,291
United Kingdom–17.24%
DCC PLC	269,908	22,037,193
HomeServe PLC	888,210	10,991,545
IG Group Holdings PLC	901,552	7,508,716
Informa PLC	774,915	6,874,780
John Wood Group PLC	650,487	4,617,401
Jupiter Fund Management PLC	958,750	4,124,883
Micro Focus International PLC	231,382	4,412,700
Savills PLC	689,358	7,522,623
Standard Life Aberdeen PLC	775,337	2,559,108
Ultra Electronics Holdings PLC	341,249	5,746,952
		76,395,901
United States–36.67%
Amphenol Corp., Class A	36,167	3,179,803
Assurant, Inc.	27,644	2,664,605
Autodesk, Inc.(a)	20,419	3,005,677
BioMarin Pharmaceutical, Inc.(a)	30,915	3,034,926
Black Knight, Inc.(a)	65,438	3,218,895
Boston Scientific Corp.(a)	137,780	5,256,307
Bright Horizons Family Solutions, Inc.(a)	20,864	2,415,843
Burlington Stores, Inc.(a)	27,763	4,767,185
Centene Corp.(a)	42,218	5,512,404
Cheniere Energy, Inc.(a)	77,978	5,119,256
Church & Dwight Co., Inc.	28,064	1,813,215
CoStar Group, Inc.(a)	14,181	5,541,084
DexCom, Inc.(a)	27,671	3,902,441
Dollar General Corp.	21,313	2,460,160
Domino’s Pizza, Inc.	8,658	2,456,534
E*TRADE Financial Corp.	62,649	2,923,202
Etsy, Inc.(a)	54,015	2,951,920
Fastenal Co.	19,150	1,157,809
Fidelity National Information Services, Inc.	40,754	4,260,016
FLIR Systems, Inc.	74,674	3,650,065
See accompanying notes which are an integral part of this schedule.
Invesco Global Small & Mid Cap Growth Fund

Shares		Value
United States–(continued)
Fortive Corp.	24,536	$1,839,955
Gartner, Inc.(a)	18,594	2,526,739
GoDaddy, Inc., Class A(a)	45,618	3,130,763
Grand Canyon Education, Inc.(a)	20,091	1,867,257
Guidewire Software, Inc.(a)	39,031	3,383,207
Humana, Inc.	10,288	3,178,889
Ingersoll-Rand PLC	24,471	2,448,079
KAR Auction Services, Inc.	27,877	1,449,883
KLA-Tencor Corp.	24,874	2,650,822
Laboratory Corp. of America Holdings(a)	15,414	2,147,941
Live Nation Entertainment, Inc.(a)	61,880	3,311,199
Microchip Technology, Inc.	23,771	1,910,475
Nasdaq, Inc.	34,903	3,072,860
Neurocrine Biosciences, Inc.(a)	22,114	1,950,897
New Relic, Inc.(a)	32,267	3,279,940
Parsley Energy, Inc., Class A(a)	84,084	1,562,281
Penumbra, Inc.(a)	18,854	2,743,445
Republic Services, Inc.	64,968	4,983,695
Roper Technologies, Inc.	11,093	3,142,203
Royal Caribbean Cruises Ltd.	26,284	3,155,394
SBA Communications Corp., Class A(a)	19,117	3,489,426
ServiceMaster Global Holdings, Inc.(a)	109,834	4,282,428
ServiceNow, Inc.(a)	23,965	5,272,779
Sherwin-Williams Co. (The)	10,588	4,463,054
Shares		Value
United States–(continued)
SVB Financial Group(a)	9,336	$2,178,836
Synopsys, Inc.(a)	24,791	2,314,240
Take-Two Interactive Software, Inc.(a)	27,712	2,925,002
TD Ameritrade Holding Corp.	61,726	3,453,570
TransDigm Group, Inc.(a)	9,427	3,685,957
Tyler Technologies, Inc.(a)	12,800	2,421,632
United Rentals Inc.(a)	8,109	1,015,733
Worldpay, Inc., Class A(a)	47,801	3,990,427
		162,520,355
Total Common Stock & Other Equity Interests (Cost $319,065,056)		426,886,782

Money Market Funds–3.57%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(b)	5,538,194	5,538,194
Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(b)	3,954,665	3,955,456
Invesco Treasury Portfolio, Institutional Class, 2.29%(b)	6,329,365	6,329,365
Total Money Market Funds (Cost $15,822,313)		15,823,015
TOTAL INVESTMENTS IN SECURITIES—99.89% (Cost $334,887,369)		442,709,797
OTHER ASSETS LESS LIABILITIES–0.11%		486,208
NET ASSETS–100.00%		$443,196,005
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Global Small & Mid Cap Growth Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Global Small & Mid Cap Growth Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$3,475,507	$—	$3,475,507
Brazil	20,229,861	—	—	20,229,861
Canada	37,396,767	—	—	37,396,767
China	7,471,803	3,038,955	—	10,510,758
Colombia	2,703,107	—	—	2,703,107
France	—	10,270,743	—	10,270,743
Germany	18,198,011	13,169,787	—	31,367,798
Hong Kong	—	10,750,383	—	10,750,383
Hungary	5,619,399	—	—	5,619,399
Ireland	—	6,861,044	—	6,861,044
Israel	—	9,891,622	—	9,891,622
Japan	6,698,660	—	—	6,698,660
Mexico	6,061,334	—	—	6,061,334
Romania	4,819,588	—	—	4,819,588
Switzerland	4,230,664	—	—	4,230,664
Turkey	9,782,986	7,300,305	—	17,083,291
United Kingdom	67,858,318	8,537,583	—	76,395,901
United States	162,520,355	—	—	162,520,355
Money Market Funds	15,823,015	—	—	15,823,015
Total Investments	$369,413,868	$73,295,929	$—	$442,709,797
Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
I-ICE-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments
January 31, 2019
(Unaudited)
Shares		Value
Common Stock & Other Equity Interests–98.73%
Argentina–1.15%
MercadoLibre Inc.(a)	2,477	$901,628
Australia–5.22%
Ansell Ltd.	85,928	1,465,391
Brambles Ltd.	196,603	1,522,589
James Hardie Industries PLC	98,856	1,101,590
		4,089,570
Belgium–0.30%
Umicore S.A.	5,570	234,934
Canada–2.25%
Suncor Energy, Inc.	54,754	1,766,029
China–2.92%
Baidu, Inc., ADR(a)	6,314	1,089,986
China International Capital Corp. Ltd., REGS, Class H(b)	598,800	1,195,708
		2,285,694
Denmark–4.55%
AP Moller - Maersk A/S, Class B	1,064	1,416,251
Novo Nordisk A/S, Class B	45,843	2,149,940
		3,566,191
France–8.93%
Altran Technologies S.A.	110,771	1,044,103
BNP Paribas S.A.	40,498	1,903,219
Cie Generale des Etablissements Michelin SCA	13,673	1,487,908
Dassault Systemes SE	3,462	435,445
Vivendi S.A.	83,399	2,126,193
		6,996,868
Germany–10.31%
Deutsche Post AG	18,773	553,520
Infineon Technologies AG	56,341	1,252,032
KION Group AG	6,960	401,667
Muenchener Rueckversicherungs- Gesellschaft AG	5,677	1,263,840
SAP S.E.	24,579	2,539,013
Siemens AG	18,879	2,069,700
		8,079,772
Hong Kong–2.90%
AIA Group Ltd.	252,600	2,269,397
Ireland–0.71%
Ryanair Holdings PLC, ADR(a)	7,867	558,557
Italy–3.78%
Enel S.p.A.	331,600	1,998,706
Shares		Value
Italy–(continued)
Prysmian S.p.A.	45,002	$964,769
		2,963,475
Japan–21.89%
Asahi Group Holdings, Ltd.	56,000	2,336,654
FANUC Corp.	4,000	674,225
Hitachi, Ltd.	41,400	1,299,414
KDDI Corp.	77,000	1,924,912
Keisei Electric Railway Co., Ltd.	25,900	820,335
Komatsu Ltd.	68,893	1,750,390
Nissan Chemical Corp.	7,500	397,980
ORIX Corp.	140,500	2,115,401
Seven & i Holdings Co., Ltd.	41,200	1,792,488
Shima Seiki Manufacturing Ltd.	21,600	702,979
Shimano Inc.	7,900	1,103,861
SoftBank Group Corp.	28,500	2,236,349
		17,154,988
Luxembourg–1.68%
ArcelorMittal	56,896	1,320,904
Netherlands–6.36%
Fugro N.V.(a)	75,060	830,828
Heineken N.V.	21,510	1,933,380
ING Groep N.V.	156,575	1,854,246
Signify N.V.	14,704	364,710
		4,983,164
Singapore–1.24%
DBS Group Holdings Ltd.	54,760	974,514
Spain–2.27%
CaixaBank, S.A.	471,984	1,781,687
Sweden–0.77%
SSAB AB, Class B	180,864	606,829
Switzerland–7.55%
Glencore PLC(a)	280,287	1,137,613
Lonza Group AG(a)	2,887	762,915
Novartis AG, ADR	24,610	2,153,867
UBS Group AG(a)	143,534	1,860,390
		5,914,785
United Kingdom–10.90%
Nomad Foods Ltd.(a)	58,963	1,080,792
Rio Tonto PLC	24,535	1,356,943
Royal Dutch Shell PLC, Class A, ADR	53,385	3,295,456
St. James Place PLC	95,939	1,181,838
Vodafone Group PLC, ADR	89,414	1,630,911
		8,545,940
See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Shares		Value
United States–3.05%
Carnival PLC	24,401	$1,378,747
Chubb Ltd.	4,064	540,715
Pagseguro Digital Ltd., Class A(a)	21,739	468,910
		2,388,372
Total Common Stock & Other Equity Interests (Cost $85,314,438)		77,383,298

Money Market Funds–0.09%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(c)	40,205	40,205
Shares		Value

Invesco Treasury Portfolio, Institutional Class, 2.29%(c)	26,803	$26,803
Total Money Market Funds (Cost $67,008)		67,008
TOTAL INVESTMENTS IN SECURITIES—98.82% (Cost $85,381,446)		77,450,306
OTHER ASSETS LESS LIABILITIES–1.18%		927,696
NET ASSETS–100.00%		$78,378,002
Investment Abbreviations:
ADR	– American Depositary Receipt
REGS	– Regulation S
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2019 was $1,195,708 represented 1.53% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
03/14/2019	Royal Bank of Canada	USD	2,346,188	GBP	1,847,923	$82,295
Currency Abbreviations:
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco International Core Equity Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the
Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the
Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
E.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
F.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that
Invesco International Core Equity Fund

prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$901,628	$—	$—	$901,628
Australia	1,101,590	2,987,980	—	4,089,570
Belgium	234,934	—	—	234,934
Canada	1,766,029	—	—	1,766,029
China	1,089,986	1,195,708	—	2,285,694
Denmark	—	3,566,191	—	3,566,191
France	1,044,103	5,952,765	—	6,996,868
Germany	8,079,772	—	—	8,079,772
Hong Kong	2,269,397	—	—	2,269,397
Ireland	558,557	—	—	558,557
Italy	2,963,475	—	—	2,963,475
Japan	11,868,835	5,286,153	—	17,154,988
Luxembourg	—	1,320,904	—	1,320,904
Netherlands	364,710	4,618,454	—	4,983,164
Singapore	—	974,514	—	974,514
Spain	1,781,687	—	—	1,781,687
Sweden	—	606,829	—	606,829
Switzerland	3,291,480	2,623,305	—	5,914,785
United Kingdom	6,007,159	2,538,781	—	8,545,940
United States	2,388,372	—	—	2,388,372
Money Market Funds	67,008	—	—	67,008
Total Investments in Securities	45,778,722	31,671,584	—	77,450,306
Other Investments - Assets*
Forward Foreign Currency Contracts	—	82,295	—	82,295
Total Investments	$45,778,722	$31,753,879	$—	$77,532,601
*	Unrealized appreciation.
Invesco International Core Equity Fund

Invesco International Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
IGR-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments
January 31, 2019
(Unaudited)
Shares		Value
Common Stock & Other Equity Interests–95.69%
Australia–3.69%
Amcor Ltd.	9,318,808	$92,601,445
Brambles Ltd.	10,202,431	79,012,591
CSL Ltd.	305,873	43,459,423
		215,073,459
Brazil–3.68%
B3 S.A.–Brasil, Bolsa, Balcao	13,002,802	112,195,158
Banco Bradesco S.A., ADR	8,266,288	102,667,297
		214,862,455
Canada–9.41%
Canadian National Railway Co.	1,143,641	95,437,601
CGI Group Inc., Class A(a)	2,930,089	193,718,811
Great-West Lifeco Inc.	277,821	5,962,595
Nutrien Ltd.	1,580,119	81,859,051
PrairieSky Royalty Ltd.	5,297,903	76,528,178
Suncor Energy, Inc.	2,952,655	95,234,612
		548,740,848
China–8.77%
Alibaba Group Holding Ltd., ADR(a)	479,485	80,788,428
Baidu, Inc., ADR(a)	420,960	72,670,325
Henan Shuanghui Investment & Development Co., Ltd., Class A	16,687,336	62,215,107
Kweichow Moutai Co., Ltd., Class A	1,133,474	118,342,402
New Oriental Education & Technology Group, Inc., ADR(a)	775,780	59,766,091
Wuliangye Yibin Co., Ltd., Class A	7,318,176	65,809,561
Yum China Holdings, Inc.	1,422,722	51,858,217
		511,450,131
Denmark–1.49%
Carlsberg A/S, Class B	760,177	86,959,643
France–7.47%
EssilorLuxottica S.A.	573,191	72,594,606
Pernod Ricard S.A.	347,140	57,613,761
Schneider Electric S.E.	1,389,611	99,002,003
Vinci S.A.	1,400,946	123,505,985
Vivendi S.A.	3,252,764	82,926,714
		435,643,069
Germany–6.99%
Allianz S.E.	611,543	129,438,793
Deutsche Boerse AG	975,759	129,834,198
GEA Group AG	1,563,934	42,997,677
SAP S.E.	1,021,307	105,501,125
		407,771,793
Shares		Value
Hong Kong–2.05%
CK Hutchison Holdings Ltd.	554,193	$5,631,564
Galaxy Entertainment Group Ltd.	16,215,090	114,111,848
		119,743,412
Italy–3.25%
FinecoBank Banca Fineco S.p.A.	6,169,135	66,996,562
Intesa Sanpaolo S.p.A.	20,405,614	46,591,061
Mediobanca Banca di Credito Finanziario S.p.A.	8,710,230	75,730,034
		189,317,657
Japan–8.64%
Asahi Group Holdings, Ltd.	2,180,400	90,979,279
FANUC Corp.	647,312	109,108,545
Hoya Corp.	1,973,600	114,112,764
Japan Tobacco Inc.	1,403,200	35,426,211
Kao Corp.	945,600	66,602,187
Keyence Corp.	170,700	87,540,069
		503,769,055
Mexico–2.21%
Fomento Economico Mexicano, S.A.B. de C.V., ADR	1,417,471	129,018,210
Netherlands–3.59%
ING Groep N.V.	6,527,212	77,298,798
Wolters Kluwer N.V.	2,122,082	132,134,015
		209,432,813
Singapore–2.08%
United Overseas Bank Ltd.	6,468,966	121,237,971
South Korea–3.05%
NAVER Corp.	736,663	90,042,842
Samsung Electronics Co., Ltd.	2,099,033	87,703,797
		177,746,639
Spain–1.38%
Amadeus IT Group S.A.	1,109,702	80,630,037
Sweden–2.57%
Investor AB, Class B	3,410,351	149,802,017
Switzerland–6.90%
Cie Financiere Richemont S.A.	1,425,861	98,372,733
Julius Baer Group Ltd.(a)	1,703,119	68,443,084
Kuehne + Nagel International AG	542,189	73,408,566
Novartis AG	1,362,128	118,878,085
UBS Group AG(a)	3,320,553	43,038,751
		402,141,219
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Shares		Value
Taiwan–2.11%
Taiwan Semiconductor Manufacturing Co. Ltd.	16,575,887	$122,841,056
Thailand–0.55%
Kasikornbank PCL, NVDR	5,013,700	32,166,089
Turkey–1.18%
Akbank T.A.S.	50,160,706	68,736,570
United Kingdom–10.12%
British American Tobacco PLC	2,465,898	86,904,835
Compass Group PLC	3,754,067	80,283,073
Informa PLC	9,885,682	87,702,384
Reckitt Benckiser Group PLC	1,296,935	99,733,088
RELX PLC	5,548,929	122,742,984
Royal Dutch Shell PLC, Class B	1,671,007	51,979,824
TechnipFMC PLC	2,627,578	61,022,674
		590,368,862
United States–4.51%
Broadcom, Inc.	591,408	158,645,196
Shares		Value
United States–(continued)
Philip Morris International, Inc.	1,361,192	$104,430,650
		263,075,846
Total Common Stock & Other Equity Interests (Cost $4,311,086,697)		5,580,528,851

Money Market Funds–3.24%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(b)	68,260,581	68,260,581
Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(b)	46,395,683	46,404,962
Invesco Treasury Portfolio, Institutional Class, 2.29%(b)	74,243,940	74,243,940
Total Money Market Funds (Cost $188,903,204)		188,909,483
TOTAL INVESTMENTS IN SECURITIES—98.93% (Cost $4,499,989,901)		5,769,438,334
OTHER ASSETS LESS LIABILITIES–1.07%		62,660,424
NET ASSETS–100.00%		$5,832,098,758
Investment Abbreviations:
ADR	– American Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco International Growth Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco International Growth Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$215,073,459	$—	$215,073,459
Brazil	214,862,455	—	—	214,862,455
Canada	548,740,848	—	—	548,740,848
China	393,107,729	118,342,402	—	511,450,131
Denmark	—	86,959,643	—	86,959,643
France	130,208,367	305,434,702	—	435,643,069
Germany	407,771,793	—	—	407,771,793
Hong Kong	—	119,743,412	—	119,743,412
Italy	189,317,657	—	—	189,317,657
Japan	503,769,055	—	—	503,769,055
Mexico	129,018,210	—	—	129,018,210
Netherlands	132,134,015	77,298,798	—	209,432,813
Singapore	—	121,237,971	—	121,237,971
South Korea	90,042,842	87,703,797	—	177,746,639
Spain	80,630,037	—	—	80,630,037
Sweden	—	149,802,017	—	149,802,017
Switzerland	—	402,141,219	—	402,141,219
Taiwan	—	122,841,056	—	122,841,056
Thailand	—	32,166,089	—	32,166,089
Turkey	68,736,570	—	—	68,736,570
United Kingdom	538,389,038	51,979,824	—	590,368,862
United States	263,075,846	—	—	263,075,846
Money Market Funds	188,909,483	—	—	188,909,483
Total Investments	$3,878,713,945	$1,890,724,389	$—	$5,769,438,334
Invesco International Growth Fund

Invesco International Select Equity Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
ICO-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.54%
Belgium–4.92%
Anheuser-Busch InBev S.A./N.V.	73,594	$5,610,937
Brazil–3.56%
Cielo S.A.	1,240,336	4,060,543
Canada–2.19%
Ritchie Bros. Auctioneers Inc.	69,313	2,492,496
Chile–4.13%
Liberty Latin America Ltd., Class C(a)	269,500	4,710,860
China–11.74%
Alibaba Group Holding Ltd., ADR(a)	29,166	4,914,179
Focus Media Information Technology Co., Ltd., Class A	2,010,780	1,660,660
Kweichow Moutai Co., Ltd., Class A	49,891	5,208,960
New Oriental Education & Technology Group, Inc., ADR(a)	20,814	1,603,511
		13,387,310
Denmark–0.98%
DSV A/S	14,007	1,116,802
France–2.95%
Bureau Veritas S.A.	38,645	859,976
Edenred	61,556	2,499,439
		3,359,415
Germany–5.95%
Scout24 AG, REGS(b)	144,718	6,788,098
Hong Kong–3.11%
AIA Group Ltd.	395,000	3,548,741
Japan–19.97%
FANUC Corp.	13,900	2,342,933
Japan Tobacco Inc.	202,200	5,104,889
Kao Corp.	32,500	2,289,098
Keyence Corp.	4,400	2,256,452
MISUMI Group Inc.	106,800	2,436,279
SMC Corp.	8,400	2,755,400
SoftBank Group Corp.	71,200	5,586,950
		22,772,001
Luxembourg–4.79%
Eurofins Scientific S.E.	11,160	4,505,993
Shares		Value
Luxembourg–(continued)
L’Occitane International S.A.	532,250	$949,580
		5,455,573
Poland–3.12%
Benefit Systems S.A.(a)	13,657	3,558,803
South Africa–4.15%
Naspers Ltd., Class N	20,430	4,727,597
South Korea–5.07%
AMOREPACIFIC Corp., Preference Shares(a)	21,100	1,934,301
Samsung Electronics Co., Ltd., Preference Shares	113,670	3,844,109
		5,778,410
Spain–1.59%
Amadeus IT Group S.A.	24,913	1,810,158
Thailand–0.88%
Sea Ltd., ADR(a)	72,000	1,008,720
United Kingdom–19.44%
Clarkson PLC	25,892	869,374
Domino’s Pizza Group PLC	1,058,494	3,676,271
Howden Joinery Group PLC	830,137	5,508,158
Just Eat PLC(a)	420,815	3,842,611
Liberty Global PLC, Series A(a)	275,948	6,733,131
Reckitt Benckiser Group PLC	20,011	1,538,827
		22,168,372
Total Common Stocks & Other Equity Interests (Cost $111,875,720)		112,354,836

Money Market Funds–1.43%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(c)	568,958	568,957
Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(c)	406,486	406,568
Invesco Treasury Portfolio, Institutional Class, 2.29%(c)	650,237	650,237
Total Money Market Funds (Cost $1,625,683)		1,625,762
TOTAL INVESTMENTS IN SECURITIES—99.97% (Cost $113,501,403)		113,980,598
OTHER ASSETS LESS LIABILITIES–0.03%		37,467
NET ASSETS–100.00%		$114,018,065
Investment Abbreviations:
ADR	– American Depositary Receipt
REGS	– Regulation S
Notes toSchedule of Investments:
See accompanying notes which are an integral part of this schedule.
Invesco International Select Equity Fund

(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2019 represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco International Select Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco International Select Equity Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco International Select Equity Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$5,610,937	$—	$—	$5,610,937
Brazil	4,060,543	—	—	4,060,543
Canada	2,492,496	—	—	2,492,496
Chile	4,710,860	—	—	4,710,860
China	6,517,690	6,869,620	—	13,387,310
Denmark	—	1,116,802	—	1,116,802
France	—	3,359,415	—	3,359,415
Germany	6,788,098	—	—	6,788,098
Hong Kong	3,548,741	—	—	3,548,741
Japan	14,748,772	8,023,229	—	22,772,001
Luxembourg	949,580	4,505,993	—	5,455,573
Poland	3,558,803	—	—	3,558,803
South Africa	—	4,727,597	—	4,727,597
South Korea	1,934,301	3,844,109	—	5,778,410
Spain	1,810,158	—	—	1,810,158
Thailand	1,008,720	—	—	1,008,720
United Kingdom	16,660,214	5,508,158	—	22,168,372
Money Market Funds	1,625,762	—	—	1,625,762
Total Investments	$76,025,675	$37,954,923	$—	$113,980,598
Invesco International Select Equity Fund

Invesco Select Opportunities Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
SOPP-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.04%
Australia–3.30%
National Veterinary Care Ltd.	1,314,318	$1,738,787
Brazil–3.81%
Cielo S.A.	614,200	2,010,734
China–2.21%
Hollysys Automation Technologies Ltd.	56,571	1,166,494
France–5.56%
Ipsos	61,927	1,437,479
Vicat S.A.	29,863	1,493,718
		2,931,197
Germany–2.97%
Adesso AG	26,061	1,569,027
Hong Kong–2.05%
Clear Media Ltd.	1,134,000	1,082,388
Israel–1.25%
Sarine Technologies Ltd.	1,921,629	656,626
Monaco–4.83%
GasLog Ltd.	142,227	2,550,130
Netherlands–4.37%
SBM Offshore N.V.	139,513	2,302,680
Poland–3.69%
Inter Cars S.A.	33,573	1,948,143
United Kingdom–11.42%
DCC PLC	5,015	409,460
DFS Furniture PLC	360,120	1,119,430
Equiniti Group PLC, REGS(a)	934,275	2,542,693
Howden Joinery Group PLC	205,712	1,364,948
Inspired Energy PLC	2,522,313	588,871
		6,025,402
Shares		Value
United States–50.58%
Alliance Data Systems Corp.	10,936	$1,942,124
Axalta Coating Systems Ltd.(b)	70,077	1,795,373
Booz Allen Hamilton Holding Corp.	39,959	1,963,186
CommScope Holding Co., Inc.(b)	100,135	2,093,823
Encore Capital Group, Inc.(b)	89,793	2,652,485
Global Payments Inc.	25,008	2,807,898
Interface, Inc.	131,626	2,159,983
ION Geophysical Corp.(b)	5,474	49,102
Liberty Broadband Corp., Class A(b)	20,535	1,740,752
Nuance Communications, Inc.(b)	141,774	2,249,953
Performant Financial Corp.(b)	494,586	1,053,468
Regal Beloit Corp.	20,082	1,541,494
Sabre Corp.	84,927	1,951,622
Spirit Airlines, Inc.(b)	28,451	1,673,488
TiVo Corp.	90,707	1,009,569
		26,684,320
Total Common Stocks & Other Equity Interests (Cost $50,676,397)		50,665,928

Money Market Funds–0.61%
Invesco Government & Agency Portfolio, Institutional Class, 2.29%(c)	111,475	111,475
Invesco Liquid Assets Portfolio, Institutional Class, 2.51%(c)	81,724	81,740
Invesco Treasury Portfolio, Institutional Class, 2.29%(c)	127,399	127,399
Total Money Market Funds (Cost $320,607)		320,614
TOTAL INVESTMENTS IN SECURITIES—96.65% (Cost $50,997,004)		50,986,542
OTHER ASSETS LESS LIABILITIES–3.35%		1,765,598
NET ASSETS–100.00%		$52,752,140
Investment Abbreviations:
REGS	– Regulation S
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2019 represented less than 1% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Select Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Select Opportunities Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Select Opportunities Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$1,738,787	$—	$—	$1,738,787
Brazil	2,010,734	—	—	2,010,734
China	1,166,494	—	—	1,166,494
France	2,931,197	—	—	2,931,197
Germany	1,569,027	—	—	1,569,027
Hong Kong	1,082,388	—	—	1,082,388
Israel	656,626	—	—	656,626
Monaco	2,550,130	—	—	2,550,130
Netherlands	2,302,680	—	—	2,302,680
Poland	1,948,143	—	—	1,948,143
United Kingdom	4,660,454	1,364,948	—	6,025,402
United States	26,684,320	—	—	26,684,320
Money Market Funds	320,614	—	—	320,614
Total Investments	$49,621,594	$1,364,948	$—	$50,986,542
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended January 31,
2019:
	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value January 31, 2019
Common Stocks & Other Equity Interests	$758,806	$—	$—	$—	$—	$323,582	$—	$(1,082,388)	$—
Invesco Select Opportunities Fund

Item 2. Controls and Procedures.

(a)

As of March 26, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 26, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:      AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	April 1, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	April 1, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	April 1, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.